Quarterly Report
May 31, 2024
MFS®  Low Volatility
Equity Fund
LVU-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 5.2%
CACI International, Inc., “A” (a)	12,108	$5,139,604
General Dynamics Corp.	7,684	2,303,433
Honeywell International, Inc.	10,600	2,143,214
Huntington Ingalls Industries, Inc.	7,331	1,855,476
Leidos Holdings, Inc.	13,154	1,934,296
Teledyne Technologies, Inc. (a)	20,930	8,308,163
		$21,684,186
Apparel Manufacturers – 0.5%
Skechers USA, Inc., “A” (a)	30,343	$2,167,097
Broadcasting – 1.2%
Omnicom Group, Inc.	53,328	$4,957,371
Brokerage & Asset Managers – 0.6%
Cboe Global Markets, Inc.	13,912	$2,406,637
Business Services – 5.6%
Accenture PLC, “A”	30,081	$8,491,566
Cognizant Technology Solutions Corp., “A”	128,400	8,493,660
Fiserv, Inc. (a)	19,624	2,938,890
Insperity, Inc.	16,193	1,533,801
Verisk Analytics, Inc., “A”	7,055	1,783,363
		$23,241,280
Cable TV – 0.6%
Comcast Corp., “A”	60,707	$2,430,101
Computer Software – 3.3%
Intuit, Inc.	8,497	$4,898,011
Microsoft Corp.	21,556	8,948,542
		$13,846,553
Computer Software - Systems – 1.1%
NetApp, Inc.	37,252	$4,486,258
Construction – 0.9%
AvalonBay Communities, Inc., REIT	9,618	$1,853,196
Masco Corp.	23,905	1,671,438
		$3,524,634
Consumer Products – 3.5%
Colgate-Palmolive Co.	47,976	$4,459,849
Kimberly-Clark Corp.	15,889	2,118,004
Procter & Gamble Co.	39,147	6,441,247
Reynolds Consumer Products, Inc.	58,256	1,656,801
		$14,675,901
Containers – 0.5%
Graphic Packaging Holding Co.	73,243	$2,074,242
Electrical Equipment – 6.9%
AMETEK, Inc.	14,909	$2,528,268
Amphenol Corp., “A”	97,164	12,861,599
Hubbell, Inc.	5,718	2,223,673

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity Ltd.	72,757	$10,891,723
		$28,505,263
Electronics – 4.1%
Analog Devices, Inc.	37,012	$8,678,944
Corning, Inc.	175,591	6,542,521
NXP Semiconductors N.V.	6,492	1,766,473
		$16,987,938
Food & Beverages – 4.5%
General Mills, Inc.	133,125	$9,152,344
Mondelez International, Inc.	32,477	2,225,649
PepsiCo, Inc.	41,069	7,100,830
		$18,478,823
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	11,667	$2,340,400
Ryman Hospitality Properties, Inc., REIT	14,394	1,512,378
		$3,852,778
Health Maintenance Organizations – 1.5%
Cigna Group	8,269	$2,849,663
UnitedHealth Group, Inc.	7,018	3,476,506
		$6,326,169
Insurance – 8.5%
American International Group, Inc.	21,864	$1,723,320
Ameriprise Financial, Inc.	4,376	1,910,605
Aon PLC	6,918	1,948,385
Assurant, Inc.	18,204	3,157,848
Chubb Ltd.	21,884	5,926,625
Everest Group Ltd.	20,263	7,921,415
Hanover Insurance Group, Inc.	14,002	1,847,284
Hartford Financial Services Group, Inc.	30,872	3,193,708
MetLife, Inc.	35,286	2,553,648
Reinsurance Group of America, Inc.	14,852	3,115,950
Voya Financial, Inc.	27,788	2,106,886
		$35,405,674
Internet – 2.4%
Alphabet, Inc., “A”	56,506	$9,747,285
Machinery & Tools – 2.5%
Eaton Corp. PLC	31,766	$10,573,313
Major Banks – 0.8%
JPMorgan Chase & Co.	15,622	$3,165,486
Medical & Health Technology & Services – 2.8%
McKesson Corp.	20,031	$11,409,457
Medical Equipment – 3.3%
Abbott Laboratories	17,908	$1,830,019
Hologic, Inc. (a)	26,771	1,975,164
Medtronic PLC	54,628	4,445,080
STERIS PLC	25,204	5,617,468
		$13,867,731

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 2.7%
Motorola Solutions, Inc.	30,722	$11,210,765
Other Banks & Diversified Financials – 3.1%
Mastercard, Inc., “A”	6,270	$2,803,129
Northern Trust Corp.	20,927	1,762,891
Visa, Inc., “A”	31,168	8,492,033
		$13,058,053
Pharmaceuticals – 9.8%
AbbVie, Inc.	11,556	$1,863,289
Eli Lilly & Co.	16,303	13,374,003
Johnson & Johnson	65,848	9,657,926
Merck & Co., Inc.	84,680	10,630,727
Pfizer, Inc.	89,909	2,576,792
Vertex Pharmaceuticals, Inc. (a)	5,420	2,467,943
		$40,570,680
Pollution Control – 3.9%
Republic Services, Inc.	42,999	$7,962,985
Waste Connections, Inc.	28,122	4,621,007
Waste Management, Inc.	17,365	3,659,326
		$16,243,318
Railroad & Shipping – 0.5%
CSX Corp.	60,411	$2,038,871
Real Estate – 1.5%
Federal Realty Investment Trust, REIT	16,602	$1,675,972
NNN REIT, Inc.	46,655	1,948,779
Public Storage, Inc., REIT	9,794	2,681,891
		$6,306,642
Restaurants – 2.5%
McDonald's Corp.	17,163	$4,443,329
Starbucks Corp.	37,573	3,014,106
Texas Roadhouse, Inc.	17,437	3,010,847
		$10,468,282
Specialty Chemicals – 1.6%
Ashland, Inc.	17,708	$1,773,810
Ecolab, Inc.	13,290	3,085,938
RPM International, Inc.	16,500	1,849,650
		$6,709,398
Specialty Stores – 4.6%
AutoZone, Inc. (a)	2,592	$7,179,684
Home Depot, Inc.	6,817	2,282,809
O'Reilly Automotive, Inc. (a)	2,919	2,811,756
Walmart Stores, Inc.	103,777	6,824,376
		$19,098,625
Telecommunications - Wireless – 0.9%
American Tower Corp., REIT	8,726	$1,708,027
T-Mobile USA, Inc.	11,507	2,013,265
		$3,721,292

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.1%
J.B. Hunt Transport Services, Inc.	10,807	$1,737,225
Landstar System, Inc.	14,771	2,688,765
		$4,425,990
Utilities - Electric Power – 6.2%
Dominion Energy, Inc.	35,284	$1,902,513
DTE Energy Co.	23,581	2,747,894
Duke Energy Corp.	43,859	4,542,477
Edison International	44,381	3,410,680
Evergy, Inc.	50,216	2,744,807
Exelon Corp.	132,397	4,971,507
Sempra Energy	24,662	1,899,714
Xcel Energy, Inc.	63,892	3,542,811
		$25,762,403
Total Common Stocks		$413,428,496
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	1,133,493	$1,133,607

Other Assets, Less Liabilities – 0.1%		239,162
Net Assets – 100.0%		$414,801,265
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,133,607 and $413,428,496, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$413,428,496	$—	$—	$413,428,496
Mutual Funds	1,133,607	—	—	1,133,607
Total	$414,562,103	$—	$—	$414,562,103
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,701,240	$49,672,822	$51,240,215	$(83)	$(157)	$1,133,607
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$63,235	$—